Consolidated Statements of Cash Flows (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 1,954,949	$ 3,791,162	$ 1,795,375
Adjustments To Reconcile Net Income To Net Cash Provided By Operating Activities:
Depreciation Expense	1,055,662	1,243,839	1,491,028
Amortization Of Intangible Assets	37,503	50,004	60,023
Stock Option Compensation Expense	4,472	(2,580)	33,123
Discount Accretion And Premium Amortization	5,712,398	7,162,479	5,536,476
Provisions For Losses On Loans	1,975,000	2,645,381	8,650,000
Mandatorily Redeemable Financial Instrument Valuation Income	0	0	(50,000)
Income From Bank Owned Life Insurance	(315,000)	(339,000)	(420,000)
Gain On Sales Of Loans	(498,879)	(779,554)	(534,968)
Gain On Sales Of Mortgage-Backed Securities	(804,959)	(1,104,491)	(1,255,867)
Gain On Sales Of Investment Securities	(140,517)	(221,332)	(1,044,387)
(Gain) Loss On Sale Of Real Estate Owned	(694,650)	(101,645)	4,230
Write Down On Real Estate Owned	2,933,000	1,394,378	608,920
Amortization Of Deferred Costs (Fees) On Loans	(8,994)	6,589	(18,665)
Proceeds From Sale Of Loans Held For Sale	22,536,178	33,207,780	40,891,379
Origination Of Loans Held For Sale	(24,136,288)	(28,891,624)	(37,861,948)
(Increase) Decrease In Accrued Interest Receivable:
Loans	476,180	210,325	24,029
Mortgage-Backed Securities	86,488	169,323	(43,244)
Investment Securities	(337,607)	(261,894)	93,864
Increase (Decrease) In Advance Payments By Borrowers	(161,040)	65,940	(31,024)
Decrease In Prepaid FDIC Assessment	359,681	1,781,476	674,171
Other, Net	1,261,763	335,386	(1,576,174)
Net Cash Provided By Operating Activities	11,295,340	20,361,942	17,026,341
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase Of Mortgage-Backed Securities Available For Sale	(57,808,416)	(88,844,145)	(95,362,225)
Principal Repayments On Mortgage-Backed Securities Available For Sale	43,332,870	56,166,594	48,615,134
Purchase Of Mortgage-Backed Securities Held To Maturity	(9,130,181)	0	(26,183,966)
Principal Repayments On Mortgage-Backed Securities Held To Maturity	1,144,542	942,806	1,241,459
Purchase Of Investment Securities Available For Sale	(44,272,326)	(72,626,491)	(75,048,637)
Maturities Of Investment Securities Available For Sale	14,662,340	22,028,941	30,601,423
Purchase of Investment Securities Held To Maturity	(14,513,829)	(1,000,000)	(18,532,549)
Maturities Of Investment Securities Held To Maturity	13,592,535	3,501,978	8,598,502
Proceeds From Sale of Investment Securities Available For Sale	5,441,135	21,957,851	28,213,347
Proceeds From Sale of Mortgage-Backed Securities Available For Sale	34,874,060	40,802,371	50,076,125
Investment In Certificates Of Deposits With Other Banks	0	(370,000)	(1,625,000)
Purchase Of FHLB Stock	(657,887)	(4,950,606)	(34,343)
Redemption Of FHLB Stock	2,950,287	6,112,706	2,830,728
Decrease In Loans Receivable	28,481,291	28,739,400	40,557,533
Capital Improvements To Repossessed Assets	0	0	(36,877)
Proceeds From Sale Of Repossessed Assets	7,623,802	5,375,648	3,974,160
Purchase And Improvement Of Premises And Equipment	(247,260)	(567,582)	(416,712)
Net Cash Provided (Used) By Investing Activities	25,472,963	17,269,471	(2,531,898)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) In Deposit Accounts	(19,862,403)	(17,641,881)	5,843,942
Proceeds From FHLB Advances	60,400,000	150,800,000	106,501,384
Repayment Of FHLB Advances	(77,212,620)	(168,317,124)	(122,567,920)
Repayments Of Other Borrowings, Net	(484,142)	(1,314,505)	(1,394,088)
Repayment Of Warrant Issued In Conjunction With Preferred Stock	0	(50,000)	0
Dividends To Preferred Stock Shareholders	(330,000)	(440,000)	(440,000)
Dividends To Common Stock Shareholders	(706,560)	(942,082)	(942,027)
Net Cash Used By Financing Activities	(38,195,725)	(37,905,592)	(12,998,709)
Net Increase (Decrease) In Cash And Cash Equivalents	(1,427,422)	(274,179)	1,495,734
Cash And Cash Equivalents At Beginning Of Year	9,331,372	7,903,950	7,835,638
Cash And Cash Equivalents At End Of Year	7,903,950	7,629,771	9,331,372
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	7,692,965	7,728,772	12,527,487
Income Taxes	274,656	448,419	2,863,176
Supplemental Schedule Of Non Cash Transactions:
Transfers From Loans Receivable	2,456,478	3,861,182	4,276,679
Unrealized Gains (Losses) On Securities Available For Sale, Net Of Taxes	$ 897,737	$ (6,958,904)	$ 2,895,898